RELATED PARTY TRANSACTIONS (details)	12 Months Ended						12 Months Ended																						24 Months Ended	12 Months Ended												12 Months Ended										0 Months Ended	12 Months Ended					12 Months Ended																12 Months Ended											12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Entity controlled by Kingsoft USD ($)	Dec. 31, 2014 Entity controlled by Kingsoft CNY	Dec. 31, 2013 Entity controlled by Kingsoft CNY	Dec. 31, 2014 Entity controlled by Kingsoft Corporate, technical support and leasing services received from USD ($)	Dec. 31, 2014 Entity controlled by Kingsoft Corporate, technical support and leasing services received from CNY	Dec. 31, 2013 Entity controlled by Kingsoft Corporate, technical support and leasing services received from CNY	Dec. 31, 2012 Entity controlled by Kingsoft Corporate, technical support and leasing services received from CNY	Dec. 31, 2014 Entity controlled by Kingsoft Licensing fees paid to USD ($)	Dec. 31, 2014 Entity controlled by Kingsoft Licensing fees paid to CNY	Dec. 31, 2013 Entity controlled by Kingsoft Licensing fees paid to CNY	Dec. 31, 2012 Entity controlled by Kingsoft Licensing fees paid to CNY	Dec. 31, 2011 Entity controlled by Kingsoft Licensing fees paid to CNY	Dec. 31, 2014 Entity controlled by Kingsoft Sub-licensing revenue received from USD ($)	Dec. 31, 2014 Entity controlled by Kingsoft Sub-licensing revenue received from CNY	Dec. 31, 2013 Entity controlled by Kingsoft Sub-licensing revenue received from CNY	Dec. 31, 2012 Entity controlled by Kingsoft Sub-licensing revenue received from CNY	Dec. 31, 2013 Entity controlled by Kingsoft Software upgrade services provided to CNY	Dec. 31, 2012 Entity controlled by Kingsoft Software upgrade services provided to CNY	Dec. 31, 2012 Entity controlled by Kingsoft Transfer of fixed assets and technology know-how to CNY	Dec. 31, 2014 Entity controlled by Kingsoft Transfer of fixed assets and technology know-how, trademarks and other intellectual properties from USD ($)	Dec. 31, 2014 Entity controlled by Kingsoft Transfer of fixed assets and technology know-how, trademarks and other intellectual properties from CNY	Dec. 31, 2013 Entity controlled by Kingsoft Transfer of fixed assets and technology know-how, trademarks and other intellectual properties from CNY	Dec. 31, 2014 Entity controlled by Kingsoft Promotion services received from USD ($)	Dec. 31, 2014 Entity controlled by Kingsoft Promotion services received from CNY	Dec. 31, 2013 Entity controlled by Kingsoft Promotion services received from CNY	Dec. 31, 2014 Entity controlled by Kingsoft Promotion services received from	Dec. 31, 2014 Entity controlled by Kingsoft Online marketing services provided to USD ($)	Dec. 31, 2014 Entity controlled by Kingsoft Online marketing services provided to CNY	Dec. 31, 2013 Entity controlled by Kingsoft Online marketing services provided to CNY	Dec. 31, 2014 Entity controlled by Kingsoft Revenue sharing for online games operations paid to USD ($)	Dec. 31, 2014 Entity controlled by Kingsoft Revenue sharing for online games operations paid to CNY	Dec. 31, 2014 Entity controlled by Kingsoft Revenue sharing for online games operations paid to Minimum	Dec. 31, 2014 Entity controlled by Kingsoft Revenue sharing for online games operations paid to Maximum	Dec. 31, 2014 Entity controlled by Kingsoft Purchase of exclusive online game operating license from USD ($)	Dec. 31, 2014 Entity controlled by Kingsoft Purchase of exclusive online game operating license from CNY	Dec. 31, 2014 An equity investee USD ($)	Dec. 31, 2014 An equity investee CNY	Dec. 31, 2013 An equity investee CNY	Dec. 31, 2013 An equity investee Transfer of fixed assets and technology know-how, trademarks and other intellectual properties from CNY	Dec. 31, 2014 An equity investee Promotion services received from USD ($)	Dec. 31, 2014 An equity investee Promotion services received from CNY	Dec. 31, 2014 An equity investee Online marketing services provided to USD ($)	Dec. 31, 2014 An equity investee Online marketing services provided to CNY	Dec. 31, 2014 An equity investee Research and development received from USD ($)	Dec. 31, 2014 An equity investee Research and development received from CNY	Dec. 31, 2013 An equity investee Research and development received from CNY	Dec. 31, 2014 An equity investee Revenue sharing for online games operations paid to USD ($)	Dec. 31, 2014 An equity investee Revenue sharing for online games operations paid to CNY	Jul. 15, 2013 An equity investee Prepayment of profit sharing fee CNY	Dec. 31, 2014 An equity investee Prepayment of profit sharing fee USD ($)	Dec. 31, 2014 An equity investee Prepayment of profit sharing fee CNY	Dec. 31, 2013 An equity investee Prepayment of profit sharing fee CNY	Dec. 31, 2014 An entity controlled by a director of the Company USD ($)	Dec. 31, 2014 An entity controlled by a director of the Company CNY	Dec. 31, 2014 An entity controlled by a director of the Company Promotion services received from USD ($)	Dec. 31, 2014 An entity controlled by a director of the Company Promotion services received from CNY	Dec. 31, 2014 An entity controlled by a director of the Company Online marketing services provided to USD ($)	Dec. 31, 2014 An entity controlled by a director of the Company Online marketing services provided to CNY	Dec. 31, 2013 An entity controlled by a director of the Company Online marketing services provided to CNY	Dec. 31, 2014 An entity controlled by a director of the Company Purchase of consumables from USD ($)	Dec. 31, 2014 An entity controlled by a director of the Company Purchase of consumables from CNY	Dec. 31, 2013 An entity controlled by a director of the Company Purchase of consumables from CNY	Dec. 31, 2012 An entity controlled by a director of the Company Purchase of consumables from CNY	Dec. 31, 2014 An entity controlled by a director of the Company Revenue sharing for online games operations paid to USD ($)	Dec. 31, 2014 An entity controlled by a director of the Company Revenue sharing for online games operations paid to CNY	Dec. 31, 2014 An entity controlled by a director of the Company Game operating revenues received from USD ($)	Dec. 31, 2014 An entity controlled by a director of the Company Game operating revenues received from CNY	Dec. 31, 2014 An entity controlled by a shareholder of the Company USD ($)	Dec. 31, 2014 An entity controlled by a shareholder of the Company CNY	Dec. 31, 2013 An entity controlled by a shareholder of the Company CNY	Dec. 31, 2014 An entity controlled by a shareholder of the Company Online marketing services provided to USD ($)	Dec. 31, 2014 An entity controlled by a shareholder of the Company Online marketing services provided to CNY	Dec. 31, 2013 An entity controlled by a shareholder of the Company Online marketing services provided to CNY	Dec. 31, 2012 An entity controlled by a shareholder of the Company Online marketing services provided to CNY	Dec. 31, 2014 An entity controlled by a shareholder of the Company Acquisition of equity method investments USD ($)	Dec. 31, 2014 An entity controlled by a shareholder of the Company Acquisition of equity method investments CNY	Aug. 31, 2014 An entity controlled by a shareholder of the Company Acquisition of equity method investments USD ($)	Aug. 31, 2014 An entity controlled by a shareholder of the Company Acquisition of equity method investments CNY	Dec. 31, 2014 Kingsoft USD ($)	Dec. 31, 2014 Kingsoft CNY	Dec. 31, 2013 Kingsoft CNY	Dec. 31, 2014 Kingsoft Acquisition of equity method investments USD ($)	Dec. 31, 2014 Kingsoft Acquisition of equity method investments CNY	Jan. 14, 2011 Kingsoft Loan framework contract CNY	Mar. 31, 2014 Kingsoft Japan Acquisition of equity method investments JPY (¥)
Related Party Transaction [Line Items]
Amount							$ 982,000	6,097,000	5,757,000	7,897,000	$ 339,000	2,100,000	8,400,000	8,400,000	42,000,000	$ 646,000	4,008,000	3,381,000	1,920,000	233,000	987,000	2,000,000	$ 2,189,000	13,580,000	2,000,000	$ 3,941,000	24,455,000	257,000		$ 266,000	1,653,000	789,000	$ 374,000	2,318,000			$ 2,248,000	13,944,000				1,900,000	$ 89,000	552,000	$ 86,000	532,000	$ 645,000	4,000,000	1,333,000	$ 8,000	50,000	3,000,000	$ 129,000	800,000	2,200,000			$ 471,000	2,924,000	$ 658,000	4,081,000	2,737,000	$ 386,000	2,398,000	1,173,000	2,076,000	$ 497,000	3,084,000	$ 244,000	1,514,000				$ 12,641,000	78,432,000	104,078,000	69,824,000	$ 4,835,000	30,000,000						$ 5,960,000	36,977,000
Contract/agreement term															5 years											3 months	3 months	3 months	1 year						1 year	2 years
Impairment loss	472,000	2,927,000
Percentage of share in revenue																																			20.00%	70.00%
Percentage of ownership																																																																																22.20%	22.20%							20.00%
Aggregate purchase price																																																																																4,835,000	30,000,000							614,040,000,000
Amount due from related parties	7,022,000	43,570,000	12,868,000	611,000	3,789,000	1,419,000																																	7,000	46,000																245,000	1,519,000														4,565,000	28,324,000	4,518,000									1,594,000	9,892,000	6,931,000
Amount due to related parties	4,817,000	29,885,000	31,893,000	4,379,000	27,167,000	29,625,000																																		1,000	1,900,000															224,000	1,387,000														155,000	961,000										59,000	369,000	368,000
Funding provided																																																																																							110,000,000
Interest as a percent of the promulgated by the PBOC																																																																																							90